Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of presentation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries after elimination of intercompany balances and transactions. Noncontrolling interest principally represents ownership by others of the equity in our consolidated majority owned South African subsidiary. In the first quarter of 2017, we sold our South African subsidiary.
Our investments in operating entities where we have the ability to exert significant influence, but do not control operating and financial policies, are accounted for using the equity method of accounting with our share of the net income reported in “Earnings from equity investment” in the consolidated statements of comprehensive loss and the investments reported in “Investment in unconsolidated subsidiary” in the consolidated balance sheets. The Company’s share of equity earnings are reported within operating loss as the operations of investees are integral to the operations of the Company.
Prior to acquiring the remaining membership interest of Global Tubing, LLC (“Global Tubing”) on October 2, 2017, the Company’s investment was accounted for using the equity method of accounting. Refer to Note 4 Acquisitions & Dispositions for further discussion on the acquisition of the remaining shares of Global Tubing, LLC.
On January 3, 2018, the Company contributed Forum Subsea Rentals (“FSR”) into Ashtead Technology, a competing business, in exchange for a 40% interest in the combined business. After the merger, our interest in the combined business is accounted for using the equity method of accounting. Refer to Note 4 Acquisitions & Dispositions for further discussion.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
In the preparation of these consolidated financial statements, estimates and assumptions have been made by management including, among others, costs to complete contracts, an assessment of percentage of completion of projects, the selection of useful lives of tangible and intangible assets, fair value of reporting units used for goodwill impairment testing, fair value associated with business combinations, expected future cash flows from long lived assets to support impairment tests, provisions necessary for trade receivables, amounts of deferred taxes and income tax contingencies. Actual results could differ from these estimates.
The financial reporting of contracts depends on estimates, which are assessed continually during the term of those contracts. Recognized revenues and income are subject to revisions as the contract progresses to completion and changes in estimates are reflected in the period in which the facts that give rise to the revisions become known. Additional information that enhances and refines the estimating process that is obtained after the balance sheet date, but before issuance of the consolidated financial statements is reflected in the consolidated financial statements.
Cash and cash equivalents
Cash and cash equivalents consist of cash on deposit and high quality, short term money market instruments with an original maturity of three months or less. Cash equivalents are based on quoted market prices, a Level 1 fair value measure.
Accounts receivable-trade
Trade accounts receivables are carried at their estimated collectible amounts. Trade credit is generally extended on a short-term basis; thus receivables do not bear interest, although a finance charge may be applied to amounts past due. We maintain an allowance for doubtful accounts for estimated losses that may result from the inability of our customers to make required payments. Such allowances are based upon several factors including, but not limited to, credit approval practices, industry and customer historical experience as well as the current and projected financial condition of the specific customer. Accounts receivable outstanding longer than contractual terms are considered past due. We write off accounts receivable to the allowance for doubtful accounts when they become uncollectible. Any payments subsequently received on receivables previously written off are credited to bad debt expense.
The change in amounts of the allowance for doubtful accounts during the three year period ended December 31, 2018 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2016	$8,119	$485	$(5,273)	$3,331
December 31, 2017	3,331	2,903	(439)	5,795
December 31, 2018	5,795	3,342	(1,705)	7,432

Inventories
Inventory consisting of finished goods and materials and supplies held for resale is carried at the lower of cost or net realizable value. For certain operations, cost, which includes the cost of raw materials and labor for finished goods, is determined using standard cost which approximates a first-in first-out basis. For other operations, this cost is determined on an average cost, first-in first-out or specific identification basis. Net realizable value means estimated selling price in the ordinary business, less reasonably predictable cost of completion, disposal, and transportation. We continuously evaluate inventories based on an analysis of inventory levels, historical sales experience and future sales forecasts, to determine obsolete, slow-moving and excess inventory. Adjustments to reduce such inventory to its net realizable value have been recorded.
Property and equipment
Property and equipment are stated at cost less accumulated depreciation. Capital leases of property and equipment are stated at the present value of minimum lease payments. Expenditures for property and equipment and for items which substantially increase the useful lives of existing assets are capitalized at cost and depreciated over their estimated useful life utilizing the straight-line method. Routine expenditures for repairs and maintenance are expensed as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets, generally 3 to 30 years. Property and equipment held under capital leases are amortized straight-line over the shorter of the lease term or estimated useful life of the asset. Gains or losses resulting from the disposition of assets are recognized in income with the related asset cost and accumulated depreciation removed from the balance sheet. Assets acquired in connection with business combinations are recorded at fair value.
Rental equipment consists of equipment rented to customers under short-term rental agreements. Rental equipment is recorded at cost and depreciated using the straight-line method over the estimated useful life of three to ten years.
We review long-lived assets for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable. In performing the review for impairment, future cash flows expected to result from the use of the asset and its eventual disposal are estimated. If the undiscounted future cash flows are less than the carrying amount of the assets, there is an indication that the asset may be impaired. The amount of the impairment is measured as the difference between the carrying value and the estimated fair value of the asset. The fair value is determined either through the use of an external valuation, or by means of an analysis of discounted future cash flows based on expected utilization. For the year ended December 31, 2016, the Company recorded an impairment loss of $4.3 million related to an operation in South Africa and one of the Company’s Texas facilities. For the years ended December 31, 2018 and 2017, no significant impairments were recorded.
We record the fair value of asset retirement obligations as a liability in the period in which the associated legal obligation is incurred. The fair value of the obligation is recorded as a liability and capitalized as part of the related asset. Over time, the liability is accreted to its future value and the capitalized cost is depreciated over the estimated useful life of the related asset. The current portion of the liability is included in other accrued liabilities and non-current portion is included in other long-term liabilities on the consolidated balance sheets.
Goodwill and intangible assets
For goodwill and intangible assets with indefinite lives, an assessment for impairment is performed annually or when there is an indication an impairment may have occurred. We complete our annual impairment test for goodwill and other indefinite-lived intangibles using an assessment date of October 1. Goodwill is reviewed for impairment by comparing the carrying value of each of our seven reporting units’ net assets, including allocated goodwill, to the estimated fair value of the reporting unit. We determine the fair value of our reporting units using a discounted cash flow approach. We selected this valuation approach because we believe it, combined with our best judgment regarding underlying assumptions and estimates, provides the best estimate of fair value for each of our reporting units. Determining the fair value of a reporting unit requires the use of estimates and assumptions. Such estimates and assumptions include revenue growth rates, future operating margins, the weighted average cost of capital, a terminal growth value, and future market conditions, among others. We believe that the estimates and assumptions used in our impairment assessments are reasonable. If the reporting unit’s carrying value is greater than its calculated fair value, we recognize a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds its fair value.
For the years ended December 31, 2018 and 2017, we recognized goodwill impairment charges totaling $298.8 million and $68.0 million, respectively, which are included in “Goodwill and intangible asset impairments” in the consolidated statements of comprehensive loss. See Note 7 Goodwill and Intangible Assets for further information related to these charges. There were no impairments of goodwill during the year ended December 31, 2016.
Intangible assets with definite lives are comprised of customer and distributor relationships, patents and technology, trade names, trademarks and non-compete agreements which are amortized on a straight-line basis over the life of the intangible asset, generally three to seventeen years. These assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. In performing the review for impairment, future cash flows expected to result from the use of the asset are estimated. Such estimates and assumptions include revenue growth rates, future operating margins, the weighted average cost of capital, a terminal growth value, and future market conditions, among others. If the undiscounted future cash flows are less than the carrying amount of the assets, there is an indication that the asset may be impaired. The amount of the impairment is measured as the difference between the carrying value and the estimated fair value of the asset. The fair value is determined either through the use of an external valuation, or by means of an analysis of discounted future cash flows.
For the years ended December 31, 2018 and 2017, we recognized intangible asset impairment charges totaling $64.7 million and $1.1 million, respectively, which are included in “Goodwill and intangible asset impairments” in the consolidated statements of comprehensive loss. See Note 7 Goodwill and Intangible Assets for further information related to these charges. There were no impairments of intangible assets during the year ended December 31, 2016.
Recognition of provisions for contingencies
In the ordinary course of business, we are subject to various claims, suits and complaints. We, in consultation with internal and external legal advisors, will provide for a contingent loss in the consolidated financial statements if, at the date of the consolidated financial statements, it is probable that a liability has been incurred and the amount can be reasonably estimated. If it is determined that the reasonable estimate of the loss is a range and that there is no best estimate within that range, a provision will be made for the lower amount of the range. Legal costs are expensed as incurred.
An assessment is made of the areas where potential claims may arise under contract warranty clauses. Where a specific risk is identified, and the potential for a claim is assessed as probable and can be reasonably estimated, an appropriate warranty provision is recorded. Warranty provisions are eliminated at the end of the warranty period except where warranty claims are still outstanding. The liability for product warranty is included in other accrued liabilities in the consolidated balance sheets.
Changes in the Company’s warranty liability were as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2016	$5,697	$4,031	$(6,504)	$3,224
December 31, 2017	3,224	3,172	(2,776)	3,620
December 31, 2018	3,620	1,487	(2,237)	2,870

Revenue recognition and deferred revenue
Revenue is recognized in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“Topic 606”) when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.
Contract Identification. We account for a contract when it is approved, both parties are committed, the rights of the parties are identified, payment terms are defined, the contract has commercial substance and collection of consideration is probable.
Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer under Topic 606. The majority of our contracts with customers contain a single performance obligation to provide agreed-upon products or services. For contracts with multiple performance obligations, we allocate revenue to each performance obligation based on its relative standalone selling price. In accordance with Topic 606, we do not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer. We have elected to apply the practical expedient to account for shipping and handling costs associated with outbound freight after control of a product has transferred to a customer as a fulfillment cost which is included in Cost of Sales. Furthermore, since our customer payment terms are short-term in nature, we have also elected to apply the practical expedient which allows an entity to not adjust for the effects of a significant financing component if it expects that the customer’s payment period will be less than one year in duration.
Contract Value. Revenue is measured based on the amount of consideration specified in the contracts with our customers and excludes any amounts collected on behalf of third parties. We have elected the practical expedient to exclude amounts collected from customers for all sales (and other similar) taxes.
The estimation of total revenue from a customer contract is subject to elements of variable consideration. Certain customers may receive rebates or discounts which are accounted for as variable consideration. We estimate variable consideration as the most likely amount to which we expect to be entitled, and we include estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved. Our estimate of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historic, current, forecast) that is reasonably available to us.
Timing of Recognition. We recognize revenue when we satisfy a performance obligation by transferring control of a product or service to a customer. Our performance obligations are satisfied at a point in time or over time as work progresses.
Revenue from goods transferred to customers at a point in time accounted for 97% of revenues for the year 2018. The majority of this revenue is product sales, which are generally recognized when items are shipped from our facilities and title passes to the customer. The amount of revenue recognized for products is adjusted for expected returns, which are estimated based on historical data.
Revenue from goods transferred to customers over time accounted for 3% of revenues for the year 2018, which is related to certain contracts in our Subsea and Production Equipment product lines. Recognition over time for these contracts is supported by our assessment of the products supplied as having no alternative use to us and by clauses in the contracts that provide us with an enforceable right to payment for performance completed to date. We use the cost-to-cost method to measure progress for these contracts because it best depicts the transfer of assets to the customer which occurs as costs are incurred on the contract. The amount of revenue recognized is calculated based on the ratio of costs incurred to-date compared to total estimated costs which requires management to calculate reasonably dependable estimates of total contract costs. Whenever revisions of estimated contract costs and contract values indicate that the contract costs will exceed estimated revenues, thus creating a loss, a provision for the total estimated loss is recorded in that period. We recognize revenue and cost of sales each period based upon the advancement of the work-in-progress unless the stage of completion is insufficient to enable a reasonably certain forecast of profit to be established. In such cases, no profit is recognized during the period.
Accounting estimates during the course of projects may change, primarily related to our remotely operated vehicles (“ROVs”) which may take longer to manufacture. The effect of such a change, which can be upward as well as downward, is accounted for in the period of change, and the cumulative income recognized to date is adjusted to reflect the latest estimates. These revisions to estimates are accounted for on a prospective basis.
Contracts are sometimes modified to account for changes in product specifications or requirements. Most of our contract modifications are for goods and services that are not distinct from the existing contract. As such, these modifications are accounted for as if they were part of the existing contract, and therefore, the effect of the modification on the transaction price and our measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue on a cumulative catch-up basis. No adjustment to any one contract was material to our consolidated financial statements for the years ended December 31, 2018, 2017 and 2016.
We sell our products through a number of channels including a direct sales force, marketing representatives, and distributors. We have elected to expense sales commissions when incurred as the amortization period would be less than one year. These costs are recorded within cost of sales.
Portfolio Approach. We have elected to apply the new revenue standard to a portfolio of contracts with similar characteristics as we reasonably expect that the effects on the financial statements of applying this guidance to the portfolio would not differ materially from applying this guidance to the individual contracts within that portfolio.
Disaggregated Revenue. Refer to Note 16 Business Segments for disaggregated revenue by product line and geography.
Contract Balances. Contract balances are determined on a contract by contract basis. Contract assets represent revenue recognized for goods and services provided to our customers when payment is conditioned on something other than the passage of time. Similarly, when we receive consideration, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a sales contract, we record a contract liability. Such contract liabilities typically result from billings in excess of costs incurred on construction contracts and advance payments received on product sales.
Concentration of credit risk
Financial instruments which potentially subject the Company to credit risk include trade accounts receivable. Trade accounts receivable consist of uncollateralized receivables from domestic and international customers. For the years ended December 31, 2018, 2017 and 2016, no one customer accounted for 10% or more of the total revenue or 10% or more of the total accounts receivable balance at the end of the respective period.
Stock based compensation
We measure all stock based compensation awards at fair value on the date they are granted to employees and directors, and recognize compensation cost over the requisite service period for awards with only a service condition, and over a graded vesting period for awards with service and performance or market conditions.
The fair value of stock based compensation awards with market conditions is measured using a Monte Carlo Simulation model and, in accordance with Accounting Standards Codification (“ASC”) 718, is not adjusted based on actual achievement of the performance goals. The Black-Scholes option pricing model is used to measure the fair value of options. The following sections address the assumptions used related to the Black-Scholes option pricing model:
Expected life
The expected term of stock options represents the period the stock options are expected to remain outstanding and is based on the simplified method, which is the weighted average vesting term plus the original contractual term divided by two. We use the simplified method due to a lack of sufficient historical share option exercise experience upon which to estimate an expected term.
Expected volatility
Expected volatility measures the amount that a stock price has fluctuated or is expected to fluctuate during a period and is estimated based on a weighted average of the Company’s historical stock price.
Dividend yield
We have never declared or paid any cash dividends and do not plan to pay cash dividends for the foreseeable future. Therefore, a zero expected dividend yield was used in the valuation model.
Risk-free interest rate
The risk-free interest rate is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected life of the options.
Forfeitures
Forfeitures are accounted for as they occur.
Income taxes
We follow the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based upon temporary differences between the carrying amounts and tax bases of our assets and liabilities at the balance sheet date, and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period in which the change occurs. We record a valuation allowance in each reporting period when management believes that it is more likely than not that any deferred tax asset created will not be realized. See Note 9 Income Taxes for more information on the valuation allowances recognized in 2018.
On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“U.S. tax reform”) which significantly changed U.S. corporate income tax laws by, among other things, reducing the U.S. corporate income tax rate to 21% starting in 2018 and creating a territorial tax system with a one-time mandatory tax on previously deferred foreign earnings of U.S. subsidiaries. As a result of the enactment of U.S. tax reform, we recognized $10.1 million of tax expense in the fourth quarter of 2017 and $15.6 million of tax benefit in 2018. Refer to Note 9 Income Taxes for further discussion.
Accounting guidance for income taxes requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. If a tax position meets the “more likely than not” recognition criteria, accounting guidance requires the tax position be measured at the largest amount of benefit greater than 50% likely of being realized upon ultimate settlement.
Non-U.S. local currency translation
We have global operations and the majority of our non-U.S. operations have designated the local currency as the functional currency. Financial statements of these non-U.S. operations where the functional currency is not the U.S. dollar are translated into U.S. dollars using the current rate method whereby assets and liabilities are translated at the balance sheet rate and income and expenses are translated into U.S. dollars at the average exchange rates in effect during the period. The resultant translation adjustments are reported as a component of accumulated other comprehensive loss within stockholders’ equity. Realized and unrealized gains and losses resulting from remeasurements of monetary assets and liabilities denominated in a currency other than the local entity’s functional currency are included in the consolidated statements of comprehensive loss as incurred.
Fair value
The carrying amounts for financial instruments classified as current assets and current liabilities approximate fair value, due to the short maturity of such instruments. The book values of other financial instruments, such as our debt related to the Credit Facility, approximates fair value because interest rates charged are similar to other financial instruments with similar terms and maturities and the rates vary in accordance with a market index.
For the financial assets and liabilities disclosed at fair value, fair value is determined as the exit price, or the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The established fair value hierarchy divides fair value measurement into three broad levels:

•	Level 1 - inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

•	Level 2 - inputs other than quoted prices included within Level 1 that are observable for the assets or liability, either directly or indirectly; and

•	Level 3 - inputs are unobservable for the asset or liability, which reflect the best judgment of management.
The financial assets and liabilities that are disclosed at fair value for disclosure purposes are categorized in one of the above three levels based on the lowest level input that is significant to the fair value measurement in its entirety. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment.
Recent accounting pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), which we adopt as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on our consolidated financial statements upon adoption.
Accounting Standards Adopted in 2018
Revenue Recognition. In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“Topic 606”). Topic 606 supersedes existing revenue recognition guidance and requires revenue to be recognized when promised goods or services are transferred to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. We adopted Topic 606 as of January 1, 2018 using the modified retrospective transition method applied to contracts that were not completed as of that date. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The adoption of Topic 606 did not have a material impact on the timing or amounts of revenue recognized in our consolidated financial statements. We did not recognize any cumulative-effect adjustment to retained earnings upon adoption as the impact was immaterial. Refer to Note 2 Summary of Significant Accounting Policies for additional information related to our revenue recognition policies and Note 3 Revenues for incremental disclosures following the adoption of Topic 606.
Modification Accounting for Stock Compensation. In May 2017, the FASB issued ASU No. 2017-09 Compensation - Stock Compensation (Topic 718) - Scope of Modification Accounting, which clarifies when to account for a change to the terms or conditions of a share based payment award as a modification. Under the new ASU, an entity should apply modification accounting unless the fair value, the vesting conditions, and the classification as equity or liability of the modified award all remain the same as the original award. We applied the update prospectively beginning January 1, 2018. The adoption of this new guidance had no material impact on our consolidated financial statements.
Clarifying the Definition of a Business. In January 2017, the FASB issued ASU No. 2017-01 Business Combinations (Topic 805) - Clarifying the Definition of a Business, in an effort to clarify the definition of a business, with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We applied the update prospectively beginning January 1, 2018. The adoption of this new guidance had no material impact on our consolidated financial statements.
Deferred Taxes on Intra-Entity Asset Transfers. In October 2016, the FASB issued ASU No. 2016-16 Income Tax (Topic 740) - Intra-Entity Transfers of Assets Other Than Inventory. Previous GAAP prohibited the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset was sold to an outside party. This new guidance eliminated this exception and requires the income tax consequences of an intra-entity transfer of an asset other than inventory to be recognized when the transfer occurs. As required, we applied this update on a modified retrospective basis resulting in a $1.0 million direct cumulative-effect adjustment to retained earnings as of January 1, 2018.
Statement of Cash Flows. In August 2016, the FASB issued ASU No. 2016-15 Cash Flow Statement (Topic 230) - Classification of Certain Cash Receipts and Cash Payments. This new guidance addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice, including: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of the predominance principle. We adopted this new guidance in the first quarter of 2018. The only issue currently relevant to the Company is distributions received from equity method investees, where the new guidance allows an accounting policy election between the cumulative earnings approach and the nature of the distribution approach. We will continue to use the cumulative earnings approach. Therefore, the adoption of this guidance did not have a material impact on our consolidated financial statements.
Restricted Cash Presentation. In November 2016, the FASB issued ASU No. 2016-18 Statement of Cash Flows (Topic 230) - Restricted Cash, a consensus of the FASB Emerging Issues Task Force. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. We applied the update prospectively beginning January 1, 2018. The adoption of this new guidance did not have a material impact on our consolidated financial statements.
Accounting Standards Issued But Not Yet Adopted
Accounting for Implementation Costs Related to a Cloud Computing Arrangement. In August 2018, the FASB issued ASU No. 2018-15 Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. This new guidance aligns the requirements for capitalizing implementation costs incurred by an entity related to a cloud computing arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Accordingly, this guidance requires an entity to capitalize certain implementation costs incurred and then amortize them over the term of the cloud hosting arrangement. Furthermore, this guidance also requires an entity to present the expense, cash flows, and capitalized implementation costs in the same financial statement line items as the associated hosting service. This new guidance will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and early adoption is permitted. The amendments in this update should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We are currently evaluating the impact of adopting this guidance.
Fair Value Measurement Disclosure. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (topic 820) - Disclosure Framework - Changes to the Disclosure Requirement for Fair Value Measurement.  This new guidance eliminated, modified and added certain disclosure requirements related to fair value measurements. The amended disclosure requirements are effective for all entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019. We are evaluating the impact of adopting this guidance. However, we currently expect that the adoption of this guidance will not have a material impact on our consolidated financial statements.
Stranded Tax Effects from the Tax Cuts and Jobs Act. In February 2018, the FASB issued ASU No. 2018-02 Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. U.S. GAAP requires deferred tax liabilities and assets to be adjusted for the effect of a change in tax laws or rates, with the effect included in income from continuing operations in the reporting period that includes the enactment date, even in situations in which the related income tax effects of items in accumulated other comprehensive income were originally recognized in other comprehensive income (referred to as “stranded tax effects”). The amendments in this ASU allow a specific exception for reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. In addition, the amendments in this update also require certain disclosures about stranded tax effects. The standard will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. We currently expect that the adoption of this guidance will not have a material impact on our consolidated financial statements.
Financial Instruments—Credit Losses. In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (Topic 326), which introduced an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. It requires an entity to estimate credit losses expected over the life of an exposure based on historical information, current information, and reasonable and supportable forecasts, including estimates of prepayments. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. This guidance will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. We are currently evaluating the impact of adopting this guidance.
Leases. In February 2016, the FASB issued ASU No. 2016-02, Leases. Under this new guidance, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases (financing and operating). The classification as either a financing or operating lease will determine whether lease expense is recognized on an effective interest method basis or on a straight-line basis over the term of the lease, respectively.
To prepare for the adoption of this new guidance, our implementation team has:

•	reviewed existing lease contracts and identified the relevant accounting impacts of the new standard;

•	provided internal training and awareness related to the new lease standard to key stakeholders throughout our organization;

•	implemented new processes and controls in anticipation of adopting the new guidance; and

•	implemented a new cloud based lease software management system.
We will adopt this new standard during the first quarter of 2019 using the modified retrospective transition method. We will take advantage of various practical expedients provided by the new standard, including:

•	use of the transition package of practical expedients which, among other things, allows us to carry forward the historical lease classification for existing leases;

•	making an accounting policy election that will keep leases with an initial term of 12 months or less off of the balance sheet; and

•	electing to not separate non-lease components from lease components for all classes of underlying lease assets
Based on our current lease portfolio, we anticipate the new guidance will have a material impact on our consolidated balance sheets as it will require us to recognize additional assets and liabilities for our operating leases. Our operating leases are primarily related to real estate. While we are continuing to assess all potential impacts of the standard, we expect that total right of use assets and lease liabilities in our consolidated balance sheets to increase by a range of $60 million - $70 million upon adoption. We do not believe the new standard will materially affect our consolidated net earnings. These estimates are based on our current lease portfolio as of December 31, 2018, and the actual amounts may be different as a result of changes in our overall lease portfolio. While substantially complete, we are still in the process of finalizing our evaluation of the new standard and the overall impact of the new guidance on our consolidated financial statements and related disclosures.